Schedule of Expense of Development Costs (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Opening total software development costs	$ 14,556,209	$ 11,720,294	$ 13,056,478	$ 10,559,601
Software development during the period	720,076	613,196	2,219,806	1,773,889
Closing total Software development costs	$ 15,276,284	$ 12,333,490	$ 15,276,284	$ 12,333,490